Business Combinations - IPNET Group Narrative (Details) € in Millions, R$ in Millions			3 Months Ended	12 Months Ended
	Oct. 01, 2024 EUR (€)	Oct. 01, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 01, 2024 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash paid				€ 189	€ 252	€ 1,628
IPNET acquisition (Note 5)
Disclosure of detailed information about business combination [line items]
Consideration	€ 37						R$ 224
Cash paid	€ 10	R$ 60		€ 10	€ 0	€ 0
Revenue of acquiree since acquisition date			€ 11